Shareholder Report, Holdings (Details)	Oct. 31, 2024	[1]
Capital Group California Core Municipal Fund | AAA/Aaa [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.03%
Capital Group California Core Municipal Fund | AA/Aa [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.62%
Capital Group California Core Municipal Fund | A/A [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.98%
Capital Group California Core Municipal Fund | BBB/Baa [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.87%
Capital Group California Core Municipal Fund | Unrated [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.78%
Capital Group California Core Municipal Fund | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.72%	[2]
Capital Group California Short-Term Municipal Fund | AAA/Aaa [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.23%
Capital Group California Short-Term Municipal Fund | AA/Aa [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.37%
Capital Group California Short-Term Municipal Fund | A/A [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.87%
Capital Group California Short-Term Municipal Fund | BBB/Baa [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.39%
Capital Group California Short-Term Municipal Fund | Unrated [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.15%
Capital Group California Short-Term Municipal Fund | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.99%	[2]

[1]	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies.
[2]	Includes derivatives.